UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth R. Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth R. Bilodeau, Jr.       Palo Alto, CA                      1/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              72

Form 13F Information Table Value Total:  $      118,220
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Apple Computer           cs             037833100      230      713 SH       SOLE       N/A         0    n/a     713
ABM Industries, Inc.     cs             000957100      368   14,000 SH       SOLE       N/A         0    n/a  14,000
Automatic Data Proc      cs             053015103    2,807   60,659 SH       SOLE       N/A         0    n/a  60,659
Ameren Corp.             cs             023608102      807   28,616 SH       SOLE       N/A         0    n/a  28,616
Amer Electric Power      cs             025537101    1,121   31,160 SH       SOLE       N/A         0    n/a  31,160
AFLAC Inc                cs             001055102    2,244   39,764 SH       SOLE       N/A         0    n/a  39,764
Amerigas Partners        oa             030975106    1,094   22,410 SH       SOLE       N/A         0    n/a  22,410
Ares Capital Corp.       cs             04010L103      402   24,392 SH       SOLE       N/A         0    n/a  24,392
American Express         cs             025816109      689   16,057 SH       SOLE       N/A         0    n/a  16,057
Boeing                   cs             097023105    2,627   40,250 SH       SOLE       N/A         0    n/a  40,250
Bank America             cs             060505104    1,482  111,129 SH       SOLE       N/A         0    n/a 111,129
Bristol Myers            cs             110122108    2,011   75,932 SH       SOLE       N/A         0    n/a  75,932
Mack Cali RealtyREIT     oa             554489104    2,969   89,800 SH       SOLE       N/A         0    n/a  89,800
Cisco Systems            cs             17275R102    3,265  161,414 SH       SOLE       N/A         0    n/a 161,414
Capitalsource Inc        cs             14055X102      572   80,592 SH       SOLE       N/A         0    n/a  80,592
Chevron Texaco           cs             166764100      882    9,666 SH       SOLE       N/A         0    n/a   9,666
Dominion Res Inc VA      cs             25746U109    1,558   36,465 SH       SOLE       N/A         0    n/a  36,465
Diebold Incorporated     cs             253651103    1,655   51,650 SH       SOLE       N/A         0    n/a  51,650
D T E Energy Company     cs             233331107      259    5,725 SH       SOLE       N/A         0    n/a   5,725
Duke Power               cs             26441C105    1,057   59,367 SH       SOLE       N/A         0    n/a  59,367
I Shares Dow Div         ut             464287168    3,647   73,149 SH       SOLE       N/A         0    n/a  73,149
Consolidated Edison      cs             209115104    1,802   36,347 SH       SOLE       N/A         0    n/a  36,347
I Share Tr MSCI          ut             464287465    2,340   40,185 SH       SOLE       N/A         0    n/a  40,185
Emerson Electric Co      cs             291011104    1,678   29,350 SH       SOLE       N/A         0    n/a  29,350
Nicor Inc.               cs             654086107    1,563   31,306 SH       SOLE       N/A         0    n/a  31,306
General Electric         cs             369604103    2,372  129,683 SH       SOLE       N/A         0    n/a 129,683
Great Plains Energy      cs             391164100    1,479   76,254 SH       SOLE       N/A         0    n/a  76,254
Health Care REIT         oa             42217K106      215    4,507 SH       SOLE       N/A         0    n/a   4,507
HCP Inc. REIT            oa             40414L109    3,125   84,938 SH       SOLE       N/A         0    n/a  84,938
Hawaiian Elec Indus      cs             419870100      588   25,795 SH       SOLE       N/A         0    n/a  25,795
Hewlett-Packard Co       cs             428236103      256    6,082 SH       SOLE       N/A         0    n/a   6,082
Hospitality Pptys Tr     oa             44106M102    1,622   70,400 SH       SOLE       N/A         0    n/a  70,400
Intel                    cs             458140100    2,938  139,712 SH       SOLE       N/A         0    n/a 139,712
ISharesRussl1000Valu     cs             464287598    1,297   20,000 SH       SOLE       N/A         0    n/a  20,000
ISharesRussl 1000 Gr     cs             464287614    1,457   25,450 SH       SOLE       N/A         0    n/a  25,450
Johnson and Johnson      cs             478160104    1,410   22,793 SH       SOLE       N/A         0    n/a  22,793
JP Morgan Chase          cs             46625H100    3,266   76,985 SH       SOLE       N/A         0    n/a  76,985
Kraft Foods              cs             50075N104      245    7,775 SH       SOLE       N/A         0    n/a   7,775
Kimberly Clark           cs             494368103    1,716   27,216 SH       SOLE       N/A         0    n/a  27,216
Kinder Morgan Energy     oa             494550106    3,961   56,380 SH       SOLE       N/A         0    n/a  56,380
Kinder Morgan Mgmt       cs             49455U100    1,447   21,642 SH       SOLE       N/A         0    n/a  21,642
Coca-Cola Co.            cs             191216100    3,226   49,046 SH       SOLE       N/A         0    n/a  49,046
Lincoln National         cs             534187109    1,109   39,867 SH       SOLE       N/A         0    n/a  39,867
Herman Miller Inc        cs             600544100      267   10,558 SH       SOLE       N/A         0    n/a  10,558
3M Company               cs             88579Y101    3,217   37,282 SH       SOLE       N/A         0    n/a  37,282
Altria Group Inc         cs             02209S103      458   18,600 SH       SOLE       N/A         0    n/a  18,600
Monsanto Co New Del      cs             61166W101    1,821   26,150 SH       SOLE       N/A         0    n/a  26,150
Nveen CA Mn Val Mf       cs             67062C107      276   31,932 SH       SOLE       N/A         0    n/a  31,932
Nucor Corp               cs             670346105    2,995   68,350 SH       SOLE       N/A         0    n/a  68,350
Oracle                   cs             68389X105    2,313   73,900 SH       SOLE       N/A         0    n/a  73,900
Occidental Pet           cs             674599105      226    2,300 SH       SOLE       N/A         0    n/a   2,300
Paccar                   cs             693718108      864   15,068 SH       SOLE       N/A         0    n/a  15,068
Precision Castparts      cs             740189105    6,332   45,483 SH       SOLE       N/A         0    n/a  45,483
Pfizer                   cs             717081103      705   40,290 SH       SOLE       N/A         0    n/a  40,290
Proctor and Gamble       cs             742718109    3,184   49,491 SH       SOLE       N/A         0    n/a  49,491
Progress Energy Inc      cs             743263105    1,945   44,735 SH       SOLE       N/A         0    n/a  44,735
Philip Morris Intnl      cs             718172109      986   16,850 SH       SOLE       N/A         0    n/a  16,850
Pinnacle West            cs             723484101      853   20,575 SH       SOLE       N/A         0    n/a  20,575
Penn West Energy Tr      cs             707885109    3,739  156,307 SH       SOLE       N/A         0    n/a 156,307
Schlumberger             cs             806857108      245    2,939 SH       SOLE       N/A         0    n/a   2,939

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
The Southern Company     cs             842587107    1,481   38,750 SH       SOLE       N/A         0    n/a  38,750
A T & T Inc              cs             00206R102      226    7,695 SH       SOLE       N/A         0    n/a   7,695
Integrys Energy Grp.     cs             45822P105      802   16,539 SH       SOLE       N/A         0    n/a  16,539
Tyco                     cs             H89128104      859   20,723 SH       SOLE       N/A         0    n/a  20,723
US Bancorp               cs             902973304      261    9,670 SH       SOLE       N/A         0    n/a   9,670
Vulcan Materials Co.     cs             929160109      700   15,776 SH       SOLE       N/A         0    n/a  15,776
Vanguard Value ETF       ut             922908744    3,044   57,085 SH       SOLE       N/A         0    n/a  57,085
Vanguard Growth Idx      ut             922908736    2,432   39,598 SH       SOLE       N/A         0    n/a  39,598
Walgreen                 cs             931422109    3,119   80,066 SH       SOLE       N/A         0    n/a  80,066
Wells Fargo              cs             949746101    2,997   96,720 SH       SOLE       N/A         0    n/a  96,720
Xcel Energy              cs             98389B100      318   13,495 SH       SOLE       N/A         0    n/a  13,495
Exxon Mobil Corp.        cs             30231G102      697    9,533 SH       SOLE       N/A         0    n/a   9,533